Schedule of Future Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Leases
Remainder of fiscal year	$ 318,834
Year One	315,170	$ 364,269
Year Two	222,789	311,362
Year Three	229,473	221,167
Year Four		227,802
Year Five		57,368
Thereafter
Total lease payments	1,086,266	1,181,968
Less: imputed interest	(114,440)	(148,413)
Present value of lease liabilities	$ 971,826	$ 1,033,555